Note 11 - Income Taxes (Details) - Unrecognized Tax Benefits In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 USD ($)
Unrecognized Tax Benefits [Abstract]
Unrecognized tax benefit	50,735	47,589	43,586	$ 8,680
Offset per FASB ASU No. 2013-11—Income Taxes (Topic 740)	(4,808)
Gross increase in prior-period tax positions	7,928	3,146	4,003
Unrecognized tax benefit	53,855	50,735	47,589	$ 8,680